S-K 1603(a) SPAC Sponsor	Apr. 29, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	The reimbursement of expenses and advances to the Sponsor and CGC’s officers and directors may result in a material dilution of the equity interests of non-redeeming Public Shareholders.
CGC III Sponsor LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	CGC III Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	505 Fifth Avenue, Suite 1500 New York, NY 10017 Attention: Peter Yu E-mail: peter@cartesiangrowth.com
Material Roles and Responsibilities [Text Block]

CGC III Sponsor LLC, the Sponsor, is a Cayman Islands limited liability company. The Sponsor was formed prior to the IPO for the purpose of acting as the sponsor of CGC. It is responsible for organizing, directing, and managing the business and affairs of CGC from its incorporation, through the consummation of the IPO, the negotiation of the Business Combination Agreement, and until the consummation of the Business Combination. The Sponsor’s activities included identifying and negotiating terms with the underwriter of the IPO, other third-party service providers such as CGC’s auditors and legal counsel, and CGC’s directors and officers, and searching for and negotiating with potential business combination targets. Other than its investment in CGC and its work on behalf of CGC, the Sponsor is not engaged in any business. The Sponsor made an initial investment of $25,000 to cover certain pre-IPO expenses, in exchange for the issuance of Founder Shares, or approximately $0.004 per share. In connection with the closing of the

IPO, the Sponsor purchased 4,400,000 CGC Private Warrants at a price of $1.00 per warrant, for an aggregate purchase price of $4,400,000. Each whole CGC Private Warrant entitles the holder to purchase one CGC Class A Share at a price of $11.50 per share, subject to certain adjustments. The CGC Private Warrants cannot be exercised until 30 days after the completion of the Business Combination, and will expire at 5:00 p.m., New York City time, five years after the completion of the Business Combination or earlier upon redemption or liquidation.

The Initial Shareholders owns 20% of our issued and outstanding CGC Ordinary Shares as of the date of this proxy statement/prospectus. The Sponsor is exclusively “controlled” for CFIUS purposes by Mr. Peter Yu, who is a U.S. citizen, and thus we do not believe that the Sponsor is a “foreign person” as defined in the CFIUS regulations. Mr. Yu is the beneficial owner of 20% of the issued and outstanding CGC Ordinary Shares as of the date of this proxy statement/prospectus, which includes shares directly held by the Sponsor and by DirectorCo, an investment vehicle managed by Sponsor.

The Sponsor is an affiliate of Cartesian Capital Group, LLC (“Cartesian”), a global private equity firm and registered investment adviser headquartered in New York City, New York. Cartesian has extensive experience providing growth capital to companies around the world. Since its inception in 2006, Cartesian has managed more than $3 billion in committed capital. Cartesian was founded by Peter Yu, who previously founded and served as Chief Executive Officer of AIG Capital Partners, Inc. (“AIGCP”), a leading international private equity firm with over $4.5 billion in committed capital.

Affiliate of CGC III Sponsor LLC [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,677,184